25. NET REVENUE FROM SALES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NetRevenueFromSalesLineItems [Line Items]
Gross revenue	R$ 34,049,060	R$ 28,883,717	R$ 26,570,460
Deductions
Canceled sales, discounts and rebates	(248,821)	(325,794)	(234,851)
Taxes on sales	(3,736,219)	(3,121,506)	(3,366,724)
Deductions	(3,985,040)	(3,447,300)	(3,601,575)
Net revenues	30,064,020	25,436,417	22,968,885
Domestic market [member]
NetRevenueFromSalesLineItems [Line Items]
Gross revenue	16,652,801	14,220,420	14,752,901
Foreign market [member]
NetRevenueFromSalesLineItems [Line Items]
Gross revenue	R$ 17,396,259	R$ 14,663,297	R$ 11,817,559